IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of total amount of the impairment loss allocated to the carrying amounts of assets

	Property and equipment	Intangible assets	Goodwill	Other	Total impairment
2020
Russia	—	—	723	—	723
Kyrgyzstan	38	8	—	18	64
Other	5	—	—	(7)	(2)
	43	8	723	11	785

	Property and equipment	Intangible assets	Goodwill	Total impairment
2019
Kyrgyzstan	33	3	54	90
Other	18	—	—	18
	51	3	54	108

2018
Algeria	—	—	125	125
Armenia	46	10	25	81
Bangladesh	221	230	—	451
Georgia	31	19	—	50
Kyrgyzstan	—	—	74	74
Other	37	40	—	77
	335	299	224	858

Schedule of key assumptions used in fair value less costs of disposal calculations
The tables below show key assumptions used in fair value less costs of disposal calculations for CGUs with material goodwill or those CGUs for which an impairment has been recognized.
Discount rates
Discount rates are initially determined in US dollars based on the risk-free rate for 20-year maturity bonds of the United States Treasury, adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific CGU relative to the market as a whole.
The equity market risk premium and small capitalization premium is sourced from independent market analysts. The systematic risk, beta, represents the median of the raw betas of the entities comparable in size and geographic footprint with the ones of the Company (“Peer Group”). The debt risk premium is based on the median of Standard & Poor’s long-term credit rating of the Peer Group. The weighted average cost of capital is determined based on target debt-to-equity ratios representing the median historical five year capital structure for each entity from the Peer Group.
The discount rate in functional currency of a CGU is adjusted for the long-term inflation forecast of the respective country in which the business operates, as well as applicable country risk premium.

	Discount rate (local currency)
	2020	2019	2018

Russia	10.1%	9.1%	10.3%
Algeria	11.6%	10.4%	11.1%
Pakistan	18.2%	14.5%	14.4%
Bangladesh	—	—	12.2%
Kazakhstan	10.3%	9.2%	8.4%
Kyrgyzstan *	—	14.1%	14.8%
Uzbekistan	13.8%	14.5%	13.1%
Armenia	—	—	12.5%
Georgia	—	—	10.6%

* In 2020, VEON fully impaired the carrying value of all operating assets of Kyrgyzstan, therefore discount rate was not determined
Revenue growth rates
The revenue growth rates during the forecast period vary based on numerous factors, including size of market, GDP (Gross Domestic Product), foreign currency projections, traffic growth, market share and others. A long‑term growth rate into perpetuity is estimated based on a percentage that is lower than or equal to the country long-term inflation forecast, depending on the CGU.

	Average annual revenue growth rate during forecast period			Terminal growth rate
	2020	2019	2018	2020	2019	2018

Russia	4.3%	1.4%	1.1%	1.8%	1.6%	1.3%
Algeria	4.3%	1.0%	0.7%	1.0%	1.0%	0.9%
Pakistan	9.7%	3.9%	3.5%	5.8%	2.7%	4.0%
Bangladesh	—	—	0.6%	—	—	4.0%
Kazakhstan	5.3%	5.3%	2.8%	3.1%	3.3%	1.1%
Kyrgyzstan *	—	1.6%	2.8%	—	5.0%	5.0%
Uzbekistan	3.2%	4.1%	5.5%	5.1%	6.0%	6.3%
Armenia	—	—	0.2%	—	—	0.8%
Georgia	—	—	2.1%	—	—	3.0%

* In 2020, VEON fully impaired the carrying value of all operating assets of Kyrgyzstan, therefore revenue growth rates were not determined
Operating margin
The Company estimates operating margin based on pre-IFRS 16 Adjusted EBITDA divided by Total Operating Revenue for each CGU and each future year. The forecasted operating margin is based on the budget and forecast calculations and assumes cost optimization initiatives which are part of on-going operations, as well as regulatory and technological changes known to date, such as telecommunication license issues and price regulation among others.

	Average operating margin during the forecast period			Terminal period operating margin
	2020	2019	2018	2020	2019	2018

Russia	31.2%	34.7%	34.6%	35.7%	34.5%	34.7%
Algeria	39.9%	42.6%	44.0%	40.4%	43.1%	45.0%
Pakistan	42.0%	47.3%	47.9%	44.6%	47.3%	49.1%
Bangladesh	—	—	35.4%	—	—	35.7%
Kazakhstan	49.5%	49.9%	46.5%	50.0%	50.1%	46.7%
Kyrgyzstan *	—	31.4%	39.9%	—	33.0%	39.0%
Uzbekistan	34.0%	51.4%	43.9%	34.0%	52.4%	44.1%
Armenia	—	—	23.6%	—	—	23.4%
Georgia	—	—	24.5%	—	—	25.6%

* In 2020, VEON fully impaired the carrying value of all operating assets of Kyrgyzstan, therefore operating margin assumptions were not determined

CAPEX
CAPEX is defined as purchases of property and equipment and intangible assets excluding licenses, goodwill and right-of-use assets. The cash flow forecasts for capital expenditures are based on the budget and forecast calculations and include the network roll-outs plans and license requirements.
The cash flow forecasts for license and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost of spectrum is assumed. Payments for right-of-use assets are considered in the operating margin as described above.

	Average CAPEX as a percentage of revenue during the forecast period			Terminal period CAPEX as a percentage of revenue
	2020	2019	2018	2020	2019	2018

Russia	27.9%	19.9%	19.8%	21.0%	18.5%	15.0%
Algeria	15.2%	12.5%	15.1%	14.0%	12.0%	14.0%
Pakistan	19.6%	17.2%	16.7%	18.9%	17.1%	14.0%
Bangladesh	—	—	14.9%	—	—	12.0%
Kazakhstan	19.8%	20.0%	17.7%	19.0%	19.5%	17.0%
Kyrgyzstan *	—	26.9%	17.2%	—	20.0%	15.0%
Uzbekistan	21.4%	19.4%	16.2%	21.0%	20.1%	16.2%
Armenia	—	—	21.0%	—	—	14.0%
Georgia	—	—	23.8%	—	—	14.0%

* In 2020, VEON fully impaired the carrying value of all operating assets of Kyrgyzstan, therefore CAPEX assumptions were not determined

Schedule of information for cash-generating units	The following table illustrates the potential additional impairment for the Russia CGU and the potential impairment or remaining headroom for the Algeria CGU if certain key parameters would adversely change by one percentage point within both the explicit forecast and terminal periods ('+/- 1.0 pp'), as well as the change in key assumptions required in order for the recoverable amount of the CGU to be equal to its book value ('Break-even').
Any additional adverse changes in the key parameters by more than one percentage point would increase the amount of impairment exposure approximately proportionally.

	Russia			Algeria
Sensitivity analysis	Assumption used *	+/- 1.0 pp	Break-even **	Assumption used *	+/- 1.0 pp	Break-even

Discount rate	10.1%	11.1%	10.1%	11.6%	12.6%	12.2%
Change in key assumption	0.0 pp	1.0 pp	0.0 pp	0.0 pp	1.0 pp	0.6 pp
Headroom / (impairment)	—	(473)	—	75	(44)	—

Average annual revenue growth rate	3.9%	2.9%	3.9%	3.8%	2.8%	2.9%
Change in key assumption	0.0 pp	(1.0) pp	0.0 pp	0.0 pp	(1.0) pp	(0.9) pp
Headroom / (impairment)	—	(250)	—	75	(12)	—

Average operating margin	32.0%	31.0%	32.0%	40.0%	39.0%	38.7%
Change in key assumption	0.0 pp	(1.0) pp	0.0 pp	0.0 pp	(1.0) pp	(1.3) pp
Headroom / (impairment)	—	(375)	—	75	19	—

Average CAPEX / revenue	26.8%	27.8%	26.8%	15.0%	16.0%	16.4%
Change in key assumption	0.0 pp	1.0 pp	0.0 pp	0.0 pp	1.0 pp	1.4 pp
Headroom / (impairment)	—	(380)	—	75	22	—

* Combined average based on explicit forecast period of five years (2021-2025) and terminal period (2026), excludes intervening period of 2020
** Following the recognition of an impairment loss in the third quarter of 2020, the book value of the Russia CGU is equal to its recoverable amount. As such, the 'break-even' assumptions for the Russia are equivalent to the Assumptions used.